Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
(In millions)	Balance at Beginning of Year	Provision Charged to Expense	Accounts Recovered	Accounts Written Off	Other (a)	Balance at End of Year

Allowance for Doubtful Accounts

Year Ended December 31, 2013	$55.5	$6.8	$0.2	$(8.4)	$—	$54.1

Year Ended December 31, 2012	$65.8	$0.7	$0.3	$(4.6)	$(6.7)	$55.5

Year Ended December 31, 2011	$39.2	$11.2	$0.2	$(5.7)	$20.9	$65.8

(In millions)		Balance at Beginning of Year	Provision Charged to Expense (c)	Activity Charged to Reserve	Other (d)	Balance at End of Year

Accrued Restructuring Costs (b)

Year Ended December 31, 2013		$31.1	$78.0	$(69.1)	$0.5	$40.5

Year Ended December 31, 2012		$27.6	$66.6	$(63.5)	$0.4	$31.1

Year Ended December 31, 2011		$16.0	$81.0	$(69.0)	$(0.4)	$27.6
  Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.
  The nature of activity in this account is described in Note 14.
  Excludes $15 million and $15 million, respectively, of non-cash expense, net, in 2012 and 2011, as described in Note 14.
  Represents the effects of currency translation.